Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EMPOWER FUNDS, INC.
Entity Central Index Key	0000356476
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Empower Mid Cap Value Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	MXKJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Institutional Class/MXKJX)	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Net Assets	$ 994,000,000
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 994M
Total number of portfolio holdings	236
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower Mid Cap Value Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	MXMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower Mid Cap Value Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Mid Cap Value Fund (Investor Class/MXMVX)	$ 106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Net Assets	$ 994,000,000
Holdings Count | Holding	236
Advisory Fees Paid, Amount	$ 2,800,000
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 994M
Total number of portfolio holdings	236
Total advisory fee paid	$ 2.8M
Portfolio turnover rate as of the end of the reporting period	98%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Digital Realty Trust Inc REIT	1.38%
AMETEK Inc	1.23%
Vulcan Materials Co	1.15%
Otis Worldwide Corp	1.12%
Kinder Morgan Inc	1.10%
Extra Space Storage Inc REIT	1.09%
Synchrony Financial	1.04%
Teledyne Technologies Inc	1.04%
IQVIA Holdings Inc	1.01%
Equifax Inc	0.97%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Class L
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Class L
Trading Symbol	MXBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Class L/MXBUX)	$ 80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Net Assets	$ 1,353,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Institutional Class
Trading Symbol	MXNZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Institutional Class/MXNZX)	$ 19	0.19%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Net Assets	$ 1,353,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower S&P Mid Cap 400® Index Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Empower S&P Mid Cap 400® Index Fund
Class Name	Investor Class
Trading Symbol	MXMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower S&P Mid Cap 400 ® Index Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower S&P Mid Cap 400 ® Index Fund (Investor Class/MXMDX)	$ 55	0.55%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.55%
Net Assets	$ 1,353,000,000
Holdings Count | Holding	404
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,353M
Total number of portfolio holdings	404
Total advisory fee paid	$ 1.2M
Portfolio turnover rate as of the end of the reporting period	8%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.60%
U.S. Treasury Bills 4.25%	1.50%
Interactive Brokers Group Inc Class A	0.80%
EMCOR Group Inc	0.80%
Guidewire Software Inc	0.66%
RB Global Inc	0.66%
Flex Ltd	0.64%
Casey's General Stores Inc	0.63%
Comfort Systems USA Inc	0.63%
Curtiss-Wright Corp	0.61%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MXYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)	$ 67	0.67%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.67%
Net Assets	$ 1,996,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,900,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,996M
Total number of portfolio holdings	123
Total advisory fee paid	$ 5.9M
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
Empower T. Rowe Price Mid Cap Growth Fund - Investor Clas
Shareholder Report [Line Items]
Fund Name	Empower T. Rowe Price Mid Cap Growth Fund
Class Name	Investor Class
Trading Symbol	MXMGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Empower T. Rowe Price Mid Cap Growth Fund (the "Fund”) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents . You may also request this information by contacting us at 1-866-831-7129 .
Additional Information Phone Number	1-866-831-7129
Additional Information Website	https://www.empower.com/investments/empower-funds/fund-documents
Expenses [Text Block]
Fund Expenses for the period ended
June 30, 2025
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)	$ 102	1.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.02%
Net Assets	$ 1,996,000,000
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 5,900,000
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$ 1,996M
Total number of portfolio holdings	123
Total advisory fee paid	$ 5.9M
Portfolio turnover rate as of the end of the reporting period	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%
SECTOR ALLOCATION

Largest Holdings [Text Block]
Top Ten Holdings
Veeva Systems Inc Class A	2.19%
Hologic Inc	2.13%
Alnylam Pharmaceuticals Inc	1.89%
PTC Inc	1.87%
Hilton Worldwide Holdings Inc	1.78%
Cheniere Energy Inc	1.73%
Tyler Technologies Inc	1.71%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	1.70%
Agilent Technologies Inc	1.66%
Yum! Brands Inc	1.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material changes to the Fund during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.